Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Charters-out [Abstract]
Minimum Future Charter Revenue
Period/Year	Amount
July 1 to December 31, 2019	166,420
2020	265,153
2021	202,036
2022	133,119
2023 to 2028	307,009

Minimum charter payments	1,073,737